NOTE PAYABLE (Details) - USD ($)		12 Months Ended
	Mar. 29, 2019	Mar. 31, 2020	Mar. 31, 2019
NOTE PAYABLE
Note payable balance		$ 20,000,000	$ 20,000,000
Senior unsecured note
NOTE PAYABLE
Loan principal amount	$ 20,000,000
Term of loan (in years)	3 years
Fixed interest rate	12.00%
Note payable balance		20,000,000	$ 20,000,000
Interest expense		$ 2,400,000